Property, Plant and Equipment - Additional Information (Detail) - Network Infrastructure [Member] - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value of share of assets owned by joint ventures	£ 584	£ 526
Value of share of assets owned	125	132
Net book value of assets	£ 9,000	£ 8,300
Useful life of assets	more than 18 years